DUE TO FIRST INSURANCE FUNDING (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 25, 2022	Jun. 25, 2021
DUE TO FIRST INSURANCE FUNDING
Insaurance renewal fee			$ 87,762	$ 98,888
Cash down payment			$ 8,776	$ 24,273
Interest rate			4.92%	4.42%
Insurance financing, payments			$ 8,957	$ 1,797
Premium paid				$ 1,797
Total Outstanding amount	$ 26,781	$ 32,873